Transamerica 60-40 Allocation VP Annual Fund Operating Expenses - Transamerica 60-40 Allocation VP	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Acquired Fund Fees and Expenses	0.25%	[2]
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	0.69%

[1]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.08% for Service Class shares.
[2]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[3]	Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has contractually agreed to waive 0.18% of its management fee through May 1, 2027. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.